INTANGIBLE ASSETS (Schedule of Intangible Assets) (Details) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013 USD ($)	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2013 Dealership agreements [Member] USD ($)	Dec. 31, 2013 Dealership agreements [Member] CNY	Dec. 31, 2012 Dealership agreements [Member] CNY	Dec. 31, 2013 Customer relationships [Member] USD ($)	Dec. 31, 2013 Customer relationships [Member] CNY	Dec. 31, 2012 Customer relationships [Member] CNY
INTANGIBLE ASSETS [Abstract]
Amortization expenses during the period	$ 515	3,120	2,559	1,533
Finite-Lived Intangible Assets [Line Items]
Finite-lived intangible assets								5,154	31,200	31,200
Less: accumulated amortization								(1,191)	(7,212)	(4,092)
Finite-live intangible assets, net								3,963	23,988	27,108
Estimated useful lives, in years								10 years	10 years
Indefinite-lived Intangible Assets [Line Items]
Indefinite-lived intangible assets					13,041	78,950	105,400
Loss from impairment of intangible assets	281	1,700	26,450		(281)	(1,700)	(26,450)
Indefinite-lived intangible assets, net					12,760	77,250	78,950
Intangible assets, net	$ 16,723	101,238	106,058